FAIR VALUE OF FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2012
FAIR VALUE OF FINANCIAL INSTRUMENTS [Abstract]
FAIR VALUE OF FINANCIAL INSTRUMENTS
NOTE 8:-	FAIR VALUE OF FINANCIAL INSTRUMENTS

In accordance with FASB ASC 820, "Fair Value Measurements and Disclosures," the Company measures its available-for-sale marketable securities and foreign currency forward and options contracts at fair value. Available-for-sale marketable securities and forward and options contracts are classified within Level 2 because they are valued using other inputs that are directly or indirectly observable in the marketplace for similar investments.

The Company's financial assets and liabilities measured at fair value on a recurring basis consisted of the following types of instruments as of June 30, 2012 and December 31, 2011:

	June 30, 2012			December 31, 2011
	Unaudited			Audited
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3

Money market funds (included in cash and cash equivalents)	$9,761	$--	$--	$1,051	$--	$--
Governmental bonds	--	9,282	--	--	9,962	--
Corporate bonds	--	32,473	--	--	30,752	--
Foreign currency cash flow hedges	--	(450)	--	--	(582)	--

Total	$9,761	$41,305	$--	$1,051	$40,132	$--